APPENDIX I

United States
Securities and
Exchange Commission
Washington,DC 20549

FORM 24F-2
Annual Notice of
Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form

1. Name and address of issuer
              Allianz Funds
              1345 Avenue of the Americas
              New York, New York 10105

2. The name of each series or class of securities for which this Form is filed If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes

3. Investment Company Act File Number 811-22167

   Securities Act File Number 333-156729

4. a.  Last day of fiscal year for
       which this Form is filed  June 30, 2009

4. b. Check box if this Form is being filed late i.e more than 90 calendar days after the end of the issuers fiscal year.
       See Instruction A2

Note If the Form is being filed late
interest must be paid on the registration fee due.

4. c.  Check box if this is the last time
       the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
   sold during the  fiscal year pursuant to section 24 f
                 $45,161,274

II. Aggregate price of securities redeemed or Repurchased during the fiscal year $92,475,689

III. Aggregate price of Securities redeemed or
     repurchased  during any prior fiscal
     year ending no earlier than October 11, 1995
     that were not previously used to  reduce
     registration fees payable to the Commission
	(0)


IV. Total available redemption credits
    add Items II and 5 III $92,475,689

V. Net sales if Item 5 IV is greater than Item 5 I subtract Item 5 IV from Item 5 I. $(47,314,415)

VI. Redemption credits available for use in future years $(47,314,415)

    If Item 5 I is less than Item 5 IV subtract Item 5IV from Item 5 I

VII. Multiplier for determining registration fee See .0000558
     Instruction C.9.

VIII. Registration fee due multiply Item 5 V by Item
      5 VII enter 0 if no fee is due $0.

6. Prepaid Shares

If the response to Item 5 I was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11 1997 then report the amount of securities number of shares or units deducted here_0____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here
   _0__.


7. Interest due  if this Form is being
   filed more than 90 days after the end of the issuers fiscal year see instruction D



8. Total of the amount of the registration fee due plus any interest due line 5 VIII plus line 7
  ___0__


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository

	Method of Delivery

   Wire Transfer

   Mail or other means
   SIGNATURES


This report has been signed below
by the following persons on behalf
of the issuer and in the capacities and
on the dates indicated.


By Signature and Title

Lawrence Altadonna____
Assistant Treasurer_________________


Date ____9-09-09__________

Please print the name and title of the
signing officer below the signature.